General Administrative Costs (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling, general and administrative expense [abstract]
General administrative costs	€ 16,275	€ 12,963	€ 3,097
Increased amount of general administrative costs	3,312
Legal and consulting costs	€ 6,929	€ 6,230	€ 183